UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 80.98%

Computer Communications Equipment - 2.86%
36,196	Cisco Systems, Inc.	$ 848,108

Consumer Electronics - 3.10%
1,928	Apple, Inc.	919,174

Finance Services - 3.95%
51,651	Calamos Asset Management, Inc. Class-A	515,994
76,993	Janus Capital Group, Inc.	655,210
		1,171,204
Fire, Marine & Casualty Insurance - 9.98%
13,521	Berkshire Hathaway, Inc. Class-B *	1,534,769
50,170	Greenlight Capital Reinsurance, Ltd. Class-A *	1,426,835
		2,961,604
Footwear (No Rubber) - 1.89%
41,252	Crocs, Inc. *	561,027

Hospital & Medical Service Plans - 5.38%
8,540	Humana, Inc.	797,038
11,476	Wellcare Healthplans *	800,336
		1,597,374
Pharmaceutical Preparations - 3.52%
5,773	Herbalife Ltd.	402,782
11,078	Questcor Pharmaceuticals, Inc.	642,524
		1,045,306
Retail-Apparel & Accessory Stores - 2.99%
47,710	Francesca's Holdings Corp. *	888,360

Retail-Specialty Retail - 2.17%
21,640	CST Brands, Inc.	644,872

Services-Advertising - 7.25%
89,118	News Corp. *	1,431,235
34,548	Valueclick, Inc. *	720,671
		2,151,906
Services-Business Services, NEC - 10.96%
23,789	Global Payments, Inc.	1,215,142
47,430	RPX Corp. *	831,922
36,021	Liquidity Services, Inc. *	1,206,704
		3,253,768
Services-Computer Integrated Systems Design - 2.34%
49,371	Nvidia Corp.	768,213
5,920	Science Applications International Corp. *	199,786
10,359	Leidos Holdings, Inc.	471,553
31,942	Quality Systems, Inc.	694,100
		2,133,652
Services-Computer Programming, Date Processing, ETC - 5.72%
1,370	Google Inc. Class-A *	1,199,997
17,301	Mantech International Corp.	497,577
		1,697,574
Services-Direct Mail Advertising - 2.96%
30,418	Valassis Communications, Inc.	878,472

Services-Educational Services - 2.80%
21,975	American Public Education, Inc. *	830,655

Services-Personal Services - 3.46%
53,890	Heidrick & Struggles International, Inc.	1,027,143

Services-Prepackaged Software - 4.81%
42,941	Microsoft Corp.	1,429,076

TOTAL FOR COMMON STOCKS (Cost $20,950,564) - 80.98%		24,039,275

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.01% *
Shares Subject
to Put

	Japan 10 Year Bond Future (JGB)
16,000,000	October 2013 Put @ 137.50	1,629
15,000,000	November 2013 Put @ 138.50	1,527

	Total (Premiums Paid $5,483) - .01%	3,156

FOREIGN CURRENCY - 0.01% *
657	Euro	889
114,217	Japanese Yen	1,163

TOTAL FOR FOREIGN CURRENCY (Cost $1,913) - .01%		2,052

SHORT TERM INVESTMENTS - 18.99%
5,636,468	Fidelity Institutional Money Market Portfolio 0.08% (Cost $5,636,468) **	5,636,468

TOTAL INVESTMENTS (Cost $26,594,428) - 99.99%		29,680,951

OTHER ASSETS LESS LIABILITIES - 0.01%		3,246

NET ASSETS - 100.00%		$ 29,684,197

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,594,428 amounted to $3,086,523, which consisted of aggregate gross unrealized appreciation of $3,474,479 and aggregate gross unrealized depreciation of $387,956.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,039,275	$0	$0	$24,039,275
Foreign Currency	2,052	0	0	2,052
Futures Options	3,156	0	0	3,156
Cash Equivalents	5,636,468	0	0	5,636,468
Total	$29,680,951	$0	$0	$29,680,951

Baldwin Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 72.24%

Agricultural Chemicals - 5.28%
6,000	Potash Corp.	$ 187,680

Beverages - 4.69%
4,400	Coca Cola Co.	166,672

Electric Services - 4.51%
3,700	American Electric Power Co.	160,395

Electronic Computers - 2.68%
200	Apple, Inc.	95,350

Farm Machinery & Equipment - 4.58%
2,000	John Deere & Co.	162,780

Grain Mill Products - 4.96%
3,000	Kellogg Co.	176,190

Metal Mining - 4.66%
5,000	Freeport McMoran Copper & Gold, Inc.	165,400

Motor Vehicle Parts & Accessories - 1.17%
500	Icahn Enterprises L.P.	41,635

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.12%
200	Intuitive Surgical, Inc. *	75,254

Petroleum Refining - 2.01%
2,000	Suncor Energy, Inc. (Canada)	71,560

Pharmaceutical Preparations - 10.62%
4,000	Eli Lilly & Co.	201,320
3,700	Merck & Co.	176,153
		377,473
Retail-Catalog & Mail Order Houses - 0.88%
100	Amazon Com, Inc. *	31,264

Retail-Eating Places - 4.56%
3,500	Darden Restaurants, Inc.	162,015

Semiconductors & Related Devices - 2.71%
4,200	Intel Corp.	96,268

Services-Facilities Support Management Services - 0.97%
1,000	Corrections Corp of America	34,550

Services-Prepackaged Software - 4.68%
5,000	Microsoft Corp.	166,400

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.67%
4,300	Unilever Plc.	165,894

Telephone Communication (No Radiotelephone) - 4.66%
4,900	AT&T Corp.	165,718

Wholesale-Paper & Paper Products - 1.80%
5,000	Officemax, Inc.	63,950

TOTAL FOR COMMON STOCKS (Cost $2,650,765) - 72.24%		2,566,448

EXCHANGE TRADED FUNDS - 10.77%
10,000	Aberdeen Asia Pacific Fund	60,600
7,000	The Gamco Global Gold, Natural Resources & Income Trust	73,990
6,000	iPath S&P VIX Short Term Futures ETN *	88,194
3,000	ProShares Short Dow30 *	86,670
2,000	ProShares Ultra Short S&P 500 *	73,160

TOTAL FOREXCHANGE TRADED FUNDS (Cost $505,266) - 10.77%		382,614

REAL ESTATE INVESTMENT TRUSTS - 3.26%
10,000	Annaly Capital Management, Inc.	115,800

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $117,950) - 3.26%		115,800

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 2.46% *
Shares Subject
to Put
	American Electric Power Co.
3,000	January 2014 Put @ 44.00	6,300

	Annaly Capital Management, Inc.
9,000	January 2014 Put @ 10.00	2,070

	Apple, Inc.
300	October 2013 Put @ 375.00	21

	AT&T Corp.
3,000	January 2014 Put @ 31.00	1,800

	AT&T Corp.
700	October 2013 Put @ 35.00	1,218

	Coca Cola Co.
3,500	January 2014 Put @ 35.00	1,925

	Darden Restaurants, Inc.
2,500	January 2014 Put @ 48.00	9,750

	Deere & Co.
1,500	January 2014 Put @ 77.50	3,510

	E. I du Pont de Nemours & Co.
2,000	October 2013 Put @ 47.00	20

	Eli Lilly & Co.
3,000	January 2014 Put @ 48.00	4,110

	Facebook, Inc.
5,000	January 2014 Put @ 20.00	100

	Freeport McMoran Copper & Gold, Inc.
4,000	January 2014 Put @ 29.00	3,520

	Freeport McMoran Copper & Gold, Inc.
5,000	November 2013 Put @ 25.00	300

	General Electric Co.
7,000	December 2013 Put @ 19.00	560

	Icahn Enterprises L.P.
1,700	December 2013 Put @ 65.00	340

	Intel Corp.
7,000	October 2013 Put @ 18.00	70

	Kellogg Co.
2,000	March 2014 Put @ 57.50	4,900

	Merck & Co.
3,000	January 2014 Put @ 45.00	3,450

	Microsoft Corp.
4,000	January 2014 Put @ 27.00	800

	Officemax, Inc.
5,000	January 2014 Put @ 12.00	3,750

	Potash Corp.
1,000	January 2014 Put @ 28.00	950

	Potash Corp.
5,000	January 2014 Put @ 35.00	24,500

	Suncor Energy, Inc.
7,000	January 2014 Put @ 29.00	1,610

	Telefonica S.A. ADR
5,000	December 2013 Put @ 12.00	0

	Unlilever Plc.
3,000	May 2014 Put @ 35.00	3,600

	Volatility S&P 500
5,000	January 2014 Put @ 14.00	8,350

	Total (Premiums Paid $130,903) - 2.46%	87,524

SHORT TERM INVESTMENTS - 26.98%
958,460	Fidelity Government Fund Class-I 0.01% (Cost $958,460) **	958,460

TOTAL INVESTMENTS (Cost $4,363,344) - 115.71%		4,110,846

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.71%)		(558,139)

NET ASSETS - 100.00%		$ 3,552,707

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Options Written
September 30, 2013 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	American Electric Power Co., Inc.
3,700	November 2013 Call @ 46.00	$ 555

	Amazon Com, Inc.
100	October 2013 Call @ 315.00	1,105

	Annaly Capital Management, Inc.
10,000	October 2013 Call @ 12.00	1,000

	Apple, Inc.
200	October 2013 Call @ 475.00	2,620

	AT&T Corp.
4,900	October 2013 Call @ 35.00	294

	Coca Cola Co.
4,400	October 2013 Call @ 39.00	924

	Corrections Corp of America
1,000	November 2013 Call @ 35.00	1,090

	Darden Restaurant, Inc.
3,500	October 2013 Call @ 48.00	700

	Deere & Co.
2,000	October 2013 Call @ 85.00	500

	Eli & Lily Co.
4,000	November 2013 Call @ 50.00	6,280

	Freeport McMoran Copper & Gold, Inc.
5,000	November 2013 Call @ 34.00	4,000

	Icahn Enterprises L.P.
500	November 2013 Call @ 80.00	2,500

	Intel Corp.
2,200	October 2013 Call @ 20.00	7,040

	Intel Corp.
2,000	October 2013 Call @ 22.00	2,440

	Intuitive Surgical, Inc.
100	October 2013 Call @ 385.00	1,130

	Intuitive Surgical, Inc.
100	October 2013 Call @ 390.00	955

	Kellogg Co.
1,000	December 2013 Call @ 60.00	1,050

	Kellogg Co.
2,000	October 2013 Call @ 62.50	100

	Merck & Co.
3,700	October 2013 Call @ 48.00	1,924

	Microsoft Corp.
5,000	October 2013 Call @ 31.00	11,150

	Officemax, Inc.
5,000	October 2013 Call @ 12.00	5,750

	Potash Corp.
2,000	October 2013 Call @ 32.00	980

	Potash Corp.
4,000	October 2013 Call @ 33.00	920

	ProShares Short Dow 30
3,000	November 2013 Call @ 29.00	1,800

	ProShares Ultra Short S&P 500
1,000	November 2013 Call @ 40.00	700

	ProShares Ultra Short S&P 500
1,000	October 2013 Call @ 37.00	820

	Suncor Energy, Inc.
2,000	October 2013 Call @ 36.00	1,400

	Unilever Plc.
4,300	November 2013 Call @ 40.00	2,150

	Volatility S&P 500
3,000	October 2013 Call @ 15.50	2,190

	Volatility S&P 500
3,000	October 2013 Call @ 18.50	90

	Total (Premiums Paid $61,210)	$ 64,157

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At September 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,363,344 amounted to $255,468, which consisted of aggregate gross unrealized appreciation of $68,583 and aggregate gross unrealized depreciation of $324,051.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,566,448	$0	$0	$2,566,448
Exchange Traded Funds	382,614	0	0	382,614
Real Estate Investment Trusts	115,800	0	0	115,800
Put Options Purchased	87,524	0	0	87,524
Cash Equivalents	958,460	0	0	958,460
Total	$ 4,110,846	$0	$0	$4,110,846

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 64,157	$0	$0	$64,157
Total	$ 64,157	$0	$0	$64,157

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date November 13, 2013

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date November 13, 2013